Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Contract liabilities [abstract]
Non-current	¥ 447	¥ 303
Current	4,447	3,539
Contract liabilities	¥ 4,894	¥ 3,842